Stock Plans, Share-Based Payments and Warrants (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2016	Jan. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized			90,000,000	90,000,000
Options outstanding			6,770,777	4,592,347	4,303,638
Stock options granted			2,311,542	510,520
Share-based compensation expense			$ 456	$ 388
Weighted-average fair value of options granted			$ 0.36	$ 0.31
Share-based compensation arrangement by share-based payment award, options, outstanding, intrinsic value			$ 170	$ 25
Share-based compensation arrangement by share-based payment award, options, vested and expected to vest, outstanding, aggregate intrinsic value			$ 162	$ 24
Share-based compensation arrangement by share-based payment award, options, vested and expected to vest, outstanding, weighted average remaining contractual term			7 years 9 months 18 days	7 years 9 months 18 days
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options			$ 1,357
Employee service share-based compensation, nonvested awards, compensation recognized at the time of certain performance conditions met			230
Stock based compensation recognized amortization cost			$ 1,127
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition			2 years 3 months 19 days
Fair value of restricted stock			$ 345	$ 291
Selling, general and administrative expense			$ 3,298	$ 2,854
Exercise price per share			$ 0.37	$ 0.45
Warrants exercised, shares			333,332	19,621
Warrants exercised			$ 100	$ 1
Class of warrant or right, number of securities called by warrants or rights			333,332	906
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted			817,144	1,047,109
Share-based compensation expense			$ 316	$ 163
Weighted-average fair value of options granted			$ 0.50	$ 0.35
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options			$ 238
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition			6 months
Selling, general and administrative expense			$ 264	$ 163
Research and Development Expense			52
General and administrative expenses			30	51
Restricted Stock [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Selling, general and administrative expense				16
Number of shares issued for consulting services	57,143
Number of shares issued for consulting services value	$ 16
Stock vested date	Jun. 15, 2016
Restricted Stock [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Selling, general and administrative expense				10
Number of shares issued for consulting services	38,461
Number of shares issued for consulting services value	$ 10
Stock vested date	Sep. 30, 2016
Restricted Stock [Member] | Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Selling, general and administrative expense				20
Number of shares issued for consulting services		58,823
Number of shares issued for consulting services value		$ 20
Stock vested date		Apr. 12, 2016
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			426	363
Research and Development Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			30	$ 25
Stock Options Non-Employee Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			$ 5
2015 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved and authorized for awards					7,000,000
2015 Equity Incentive Plan [Member] | Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding			5,168,598
Stock option plan terms and description			The options issued to employees expire on various dates between May 15, 2025 and December 20, 2027
Stock option vesting term description			Options currently outstanding are fully vested or will vest upon a combination of the following: immediate vesting, performance-based vesting or straight line vesting of two or four years.
Stock options granted			5,611,391
Stock options will vest upon the specified performance condition is met			2,103,865
2015 Equity Incentive Plan [Member] | Options [Member] | Option and Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future grants			1,752,135
2015 Equity Incentive Plan [Member] | Non Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding			442,793
Stock option plan terms and description			Expire on various dates between May 31, 2021 and December 20, 2027.
2015 Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized			10,000,000
Stock options contractual term					10 years
2004 Stock Incentive Plan [Member] | Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding			368,025
Stock option plan terms and description			The options expire on various dates between January 6, 2019 and February 5, 2024.
Stock option vesting term description			Options currently outstanding are fully vested or are currently vesting over a period of four years.
2004 Stock Incentive Plan [Member] | Non Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding			791,361
Stock option plan terms and description			options expire at various dates between January 8, 2020 and November 17, 2024